Average Annual Total Returns - Class B - DWS High Income VIP	Class B before tax Class Inception	Class B before tax 1 Year	Class B before tax 5 Years	Class B before tax 10 Years	ICE BofA US HighYield Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofA US HighYield Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofA US HighYield Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Jul. 01, 2002	5.77%	7.46%	5.81%	6.07%	8.42%	6.61%